Identification and business activity (Tables)	12 Months Ended
Dec. 31, 2021
Identification and business activity
Schedule of significant investments in subsidiaries

	Country of
	incorporation	Ownership as of December 31,
	and business	2021		2020
		Direct	Indirect	Direct	Indirect
		%	%	%	%
Mining activities:
Compañía de Minas Buenaventura S.A.A. (*)	Peru	100.00	—	100.00	—
Compañía Minera Condesa S.A.	Peru	100.00	—	100.00	—
Compañía Minera Colquirrumi S.A.	Peru	100.00	—	100.00	—
Sociedad Minera El Brocal S.A.A (**)	Peru	3.19	58.24	3.19	58.24
Inversiones Colquijirca S.A. (**)	Peru	89.76	10.24	89.76	10.24
S.M.R.L. Chaupiloma Dos de Cajamarca	Peru	20.00	40.00	20.00	40.00
Minera La Zanja S.R.L.	Peru	53.06	—	53.06	—
Minera Julcani S.A. de C.V.	Mexico	99.80	0.20	99.80	0.20
Compañía de Minas Buenaventura Chile Ltda. (***)	Chile	—	—	90.00	10.00
El Molle Verde S.A.C.	Peru	99.98	0.02	99.98	0.02
Apu Coropuna S.R.L.	Peru	70.00	—	70.00	—
Cerro Hablador S.A.C.	Peru	99.00	1.00	99.00	1.00
Minera Azola S.A.C.	Peru	99.00	1.00	99.00	1.00

Energy generation and transmission services:
Consorcio Energético de Huancavelica S.A.	Peru	100.00	—	100.00	—
Empresa de Generación Huanza S.A.	Peru	—	100.00	—	100.00

Insurance brokerage:
Contacto Corredores de Seguros S.A.	Peru	99.98	0.02	99.98	0.02
Contacto Risk Consulting S.A. (liquidated (****))	Peru	—	—	—	98.00

Industrial activities:
Procesadora Industrial Río Seco S.A.	Peru	100.00	—	100.00	—

(*)         Includes four operating mining units in Peru (Uchucchacua, Orcopampa, Julcani and Tambomayo), two discontinued mining units (Poracota and Shila-Paula), and one mining unit under development stage (San Gabriel).

(**)       As of December 31, 2021 and 2020, the participation of the Company in the voting rights of El Brocal is 61.43%. Inversiones Colquijirca S.A. (hereafter “Colquijirca”), the Group’s subsidiary (100 % as of December 31, 2021 and 2020), has an interest in El Brocal’s capital stock, through which the Company holds an indirect participation in El Brocal of 58.24% as of December 31, 2021 and 2020.

(***)     On January 21, 2021, the Company sold 100% of its shares of Compañía de Minas Buenaventura Chile Ltda., which were presented as financial investments as of December 31, 2020. The sales price was US$30,000 which has been fully collected.

(****)    During December 2021, the liquidation of this subsidiary was made.

Schedule of statements of profit or loss

	2021	2020	2019
	US$(000)	US$(000)	US$(000)
Statements of profit or loss for the years ended December 31:
Sales of goods	529,817	620,162	739,302

Other comprehensive income (loss)	(643)	(123)	1,246

Net loss	(967,682)	(165,449)	(95,257)

Share in results	(422,394)	(72,219)	(41,580)

Schedule of net cash flows used by the mining units with discontinued operations

The net cash flows used by the mining units with discontinued operations are presented below:

	2021	2020	2019
	US$(000)	US$(000)	US$(000)

Operating activities	—	—	(2)
Investing activities	—	—	—
Decrease in cash and cash equivalents for the year	—	—	(2)

Schedule of results of the discontinued operations mining units

	2021	2020	2019
	US$(000)	US$(000)	US$(000)

Sales	—	(1)	97
Cost of sales	—	—	(2)
Gross profit (loss)	—	(1)	95

Operating income (expenses), net
Discontinued operation of Yanacocha	(422,394)	(72,219)	(41,580)
Changes in provision for closure of mining units, note 15(b)	(3,021)	(58)	(1,912)
Reversal (provision) of contingent and others	(2,136)	13	(134)
Changes in environmental liabilities provision	(1,014)	—	—
Administrative expenses	(335)	(1,117)	(8,009)
Depreciation and amortization, note 11(h)	(14)	(2,126)	(39)
Income from sale of development costs, property, plant and equipment (sale of Mallay mining unit)	—	7,976	—
Reversal of provision for closure of mining unit (sale of Mallay mining unit), note 15(b)	—	5,093	—
Reversal of provision for impairment of value of inventory (sale of Mallay mining unit), note 8(c)	—	1,220	—
Income from sale of supplies (sale of Mallay mining unit)	—	606	—
Cost of sale of development costs, property, plant and equipment, note 11(a)	—	(3,099)	(44)
Cost of sale of supplies (sale of Mallay mining unit)	—	(1,711)	—
Impairment of value of inventory, note 8(c)	—	(377)	(320)
Others, net	(79)	(846)	117

Total operating expenses, net	(428,993)	(66,645)	(51,921)

Operating loss	(428,993)	(66,646)	(51,826)
Finance costs, note 15(b)	(25)	(176)	(266)
Net gain (loss) from currency exchange difference	—	12	(2)
Loss before income tax	(429,018)	(66,810)	(52,094)
Income tax	41,414	—	—

Loss from discontinued operations	(387,604)	(66,810)	(52,094)

Summary of unabsorbed cost due to production stoppage

	2021	2020	2019
	US$(000)	US$(000)	US$(000)

Services provided by third parties	19,374	8,580	—
Direct labor	3,418	11,075	—
Consumption of materials and supplies	781	2,817	—
Short-term and low-value lease	668	1,394	—
Insurances	456	1,736	—
Maintenance and repair	275	498	—
Transport	87	291	—
Electricity and water	22	250	—
Other	428	1,117	—

	25,509	27,758	—